Fair Value Measurements - Schedule of Fair Value of Assets and Liabilities Measured on Recurring Basis (Details) (fuboTV Inc. Pre-Merger) (10-K) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total financial liabilities		$ 3,574
Fair Value, Inputs, Level 1 [Member]
Total financial liabilities
Fair Value, Inputs, Level 2 [Member]
Total financial liabilities
Fair Value, Inputs, Level 3 [Member]
Total financial liabilities	$ 30,205	3,574
Fubo TV Pre-Merger [Member]
Fair value of convertible note derivatives liability
Total financial liabilities
Fubo TV Pre-Merger [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of convertible note derivatives liability
Total financial liabilities
Fubo TV Pre-Merger [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of convertible note derivatives liability
Total financial liabilities
Fubo TV Pre-Merger [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of convertible note derivatives liability
Total financial liabilities					$ 4,123